Events after the reporting period (Details - Textuals) R$ in Thousands												1 Months Ended			12 Months Ended
	Feb. 13, 2025 shares INSTALLMENTS	Jan. 31, 2025 shares	Jan. 13, 2025	Oct. 08, 2024 BRL (R$)	Sep. 19, 2024 BRL (R$)	May 31, 2024 shares	Apr. 16, 2024 BRL (R$)	Apr. 12, 2024 BRL (R$)	Feb. 06, 2024	Jan. 24, 2024 shares	Jan. 03, 2024 BRL (R$)	Apr. 30, 2025 BRL (R$)	Mar. 31, 2025 BRL (R$)	Feb. 28, 2025 BRL (R$)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 shares
Events after the reporting period
Description of debt to EBITDA ratio																Covenants The Company has certain covenants related to its loans and financing , which are customary for agreements of this nature. The most restrictive financial covenant is related to leverage and measured as follows: (i) A net debt-to-EBITDA ratio, which is measured at the end of each fiscal year. The most restrictive net debt-to-EBITDA financial covenant to which we are currently subject requires that such ratio does not exceed 2.5x. For purposes of our financing agreements, (i) net debt is defined as gross debt (as such term is defined in the agreements) minus cash, financial investments and short- and long-term financial assets (such as derivatives), and (ii) EBITDA is defined as results (in the twelve months prior to the date of testing) before income tax and social contribution, depreciation and amortization, financial results, non-operational results, equity income from unconsolidated companies and non-controlling interests, excluding the effects of IFRS 16 – Leases. Furthermore, our working capital agreements contain a cross-default provision that may be triggered by a default under one of our other financing agreements. A cross-default provision stipulates that a default under one agreement may result in a default under other agreements.
Restricted share units
Events after the reporting period
Number of instruments granted in share-based payment arrangement | shares						988,970										988,970
Restricted share units | Minimum
Events after the reporting period
Vesting period of share-based compensation plan						15 months
Number of instruments granted in share-based payment arrangement | shares																24,000
Restricted share units | Maximum
Events after the reporting period
Vesting period of share-based compensation plan						18 months
Number of instruments granted in share-based payment arrangement | shares																964,970
Restricted share units | “ILP 6”
Events after the reporting period
Vesting period of share-based compensation plan										36 months
Number of instruments granted in share-based payment arrangement | shares										2,300,000
Zenvia Brazil | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A.
Events after the reporting period
Borrowings, grace period									6 months
Working capital | Banco ABC Brasil S.A. | Zenvia Brazil | Commercial Promissory Notes Loan
Events after the reporting period
Aggregate principal amount					R$ 18,000			R$ 15,000
Borrowings, grace period					3 months			6 months
Working capital | Banco BTG Pactual S.A | Zenvia Brazil | Commercial Promissory Notes Loan
Events after the reporting period
Aggregate principal amount				R$ 25,000
Borrowings, grace period				6 months
Working capital | Interbank Deposit Certificate (CDI) | Banco Santander Brasil S.A. | Zenvia Brazil
Events after the reporting period
Aggregate principal amount							R$ 25,000
Borrowings, grace period							3 months
Working capital | Interbank Deposit Certificate (CDI) | Banco Bradesco S.A. | Zenvia Brazil
Events after the reporting period
Aggregate principal amount											R$ 30,000
Borrowings, grace period											6 months
Major borrowings | Working capital | Banco ABC Brasil S.A. | Commercial Promissory Notes Loan
Events after the reporting period
Aggregate principal amount												R$ 14,000
Borrowings, maturity												December 2025
Major borrowings | Working capital | Banco BTG Pactual S.A | Commercial Promissory Notes Loan
Events after the reporting period
Description of debt to EBITDA ratio													limit was revised from 2.5x to 4.0x
Major borrowings | Working capital | Interbank Deposit Certificate (CDI) | Banco Santander Brasil S.A.
Events after the reporting period
Aggregate principal amount												R$ 8,600
Major borrowings | Working capital | Interbank Deposit Certificate (CDI) | Banco Santander Brasil S.A. | Minimum
Events after the reporting period
Borrowings, maturity												May 2025
Major borrowings | Working capital | Interbank Deposit Certificate (CDI) | Banco Santander Brasil S.A. | Maximum
Events after the reporting period
Borrowings, maturity												October 2025
Major borrowings | Working capital | Interbank Deposit Certificate (CDI) | Banco Itau S.A.
Events after the reporting period
Aggregate principal amount														R$ 12,000
Borrowings, grace period														6 months
Major borrowings | Working capital | Interbank Deposit Certificate (CDI) | Banco Itau S.A. | Minimum
Events after the reporting period
Borrowings, maturity														September 2025
Major borrowings | Working capital | Interbank Deposit Certificate (CDI) | Banco Bradesco S.A.
Events after the reporting period
Aggregate principal amount													R$ 30,000
Borrowings, grace period													6 months
Major borrowings | Working capital | Interbank Deposit Certificate (CDI) | Banco Bradesco S.A. | Minimum
Events after the reporting period
Borrowings, maturity													September 2025
Potential ordinary share transactions | Restricted share units | Class A common shares | “ILP 7”
Events after the reporting period
Vesting period of share-based compensation plan		36 months
Number of shares authorised | shares		2,300,000
Potential ordinary share transactions | Restricted share units | Class A common shares | “ILP Extra”
Events after the reporting period
Vesting period of share-based compensation plan	3 years
Number of instruments granted in share-based payment arrangement | shares	237,838
Number of installment of vesting period of share-based compensation plan | INSTALLMENTS	3
Percentage of installment of vesting period of share-based compensation plan	33.00%
New strategic cycle announcement
Events after the reporting period
Percentage of approximate workforce reduction of employees			15.00%
New strategic cycle announcement | Minimum
Events after the reporting period
Expected cost saving of workforce reduction of employees															R$ 30,000
New strategic cycle announcement | Maximum
Events after the reporting period
Expected cost saving of workforce reduction of employees															R$ 35,000